Events after the Reporting Period - Additional Information (Detail) $ / shares in Units, $ in Millions	Aug. 05, 2024 USD ($) $ / shares shares	Jul. 30, 2024 $ / shares shares	Jun. 30, 2024 shares	Dec. 31, 2023 € / shares	Jun. 30, 2023 € / shares	Oct. 04, 2021 € / shares
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | € / shares				€ 3.05	€ 2.58	€ 0.12
Issued capital shares			217,321,193
Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued price per share | $ / shares	$ 1.2385
Events After The Reporting Period [Member] | Warrants Exercisable Until July 30, 2028 [Member] | Generac Power Systems, Inc. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercisable		1,967,098
Events After The Reporting Period [Member] | Warrants Exercisable Until May 8, 2029 [Member] | Generac Power Systems, Inc. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercisable		11,135,873
Class A Ordinary Shares [Member] | Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from issuance of shares | $	$ 45
Class A Ordinary Shares [Member] | Events After The Reporting Period [Member] | Generac Power Systems, Inc. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Class of warrants or rights exercise price per share | $ / shares		$ 3.05
Number of shares issued	36,334,277
Class A Ordinary Shares [Member] | Events After The Reporting Period [Member] | Generac Power Systems, Inc. [Member] | Bottom of Range
Disclosure of non-adjusting events after reporting period [line items]
Price Per Share | $ / shares		$ 6
Trading days		20 days
Class A Ordinary Shares [Member] | Events After The Reporting Period [Member] | Generac Power Systems, Inc. [Member] | Top of Range
Disclosure of non-adjusting events after reporting period [line items]
Trading days		30 days